Summary of Significant Accounting Policies - Cash - Additional Information (Detail) - USD ($)	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Balance in excess of federally insured limits	$ 3,339,000	$ 1,164,000	$ 4,589,000